LETTERHEAD
[PFPC Inc.]
[3200 Horizon Drive
[P.O. Box 61503]
[King of Prussia, PA 19406]


July 31, 2000

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:   Kelmoore Strategic Trust (the "Registrant")
      CIK No. 001073791
      1933 Act No.  333-69365

To the Staff of the Commission:

Pursuant to Rule 497(e)under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated July 31, 2000 to the Prospectus dated June 28, 2000.

Please address any comments or questions to the attention of the undersigned at (610) 239-4519.

Sincerely,

Charlene Bailey
Regulatory Administration

Enc.



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                     THE KELMOORE STRATEGY[TM] FUNDS

                       Kelmoore Strategy[TM] Fund
                    Kelmoore Strategy[TM] Eagle Fund


Supplement dated July 31, 2000 to the prospectus dated June 28, 2000



                   You should  retain this supplement
                with the prospectus for future reference.


The following table replaces information contained in the Example table on page 6 of the Funds' prospectus:


KELMOORE STRATEGY[TM] FUND

            1 year       3 years        5 years         10 years

Class A     $  742        $1,231         $1,745         $  3,151
Class C     $  278        $  944         $1,635         $  3,473


KELMOORE STRATEGY[TM] EAGLE FUND

            1 year        3 years

Class A     $  766         $1,215
Class C     $  303         $  927